Note 2 - Summary of significant accounting policies: Leases (Policies)	12 Months Ended
Dec. 31, 2024
Policies
Leases

Leases

The Company accounts for leases in accordance with ASC 842. The Company entered into certain agreement as a lessor under which it leased its office building for a long-term period (more than 12 months) to the thirty parties. The Company also entered into one agreement as lessee to lease equipment to for one of its subsidiaries ‘operation. If any of the following criteria are met, the Company classifies the lease as a finance lease (as a lessee) or as a direct financing or sales-type lease (both as a lessor):

•	The lease transfers ownership of the underlying asset to the lessee by the end of the lease term;

•	The lease grants the lessee an option to purchase the underlying asset that the Company is reasonably certain to exercise;

•	The lease term is for 75% or more of the remaining economic life of the underlying asset, unless the commencement date falls within the last 25% of the economic life of the underlying asset;

•	The present value of the sum of the lease payments equals or exceeds 90% of the fair value of the underlying asset; or

•	The underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of the lease term.

Leases that do not meet any of the above criteria are accounted for as operating leases.

The Company combines lease and non-lease components in its contracts under Topic 842, when permissible.

Lessor

The Company entered into lease agreements as a lessor under which it leased its office building for a long-term period (more than 12 months) to third parties and one lease agreement to a related party. The Company accounts for these leases in accordance with ASC 842. Pursuant to ASC 842-30, a lessor would classify a lease as an operating lease when not of the sales-type lease or direct financing lease classification criteria are met. The Company’s underlying building property was classified as operating lease. The Company will maintain the underlying building asset and recognizes lease income on the straight-line basis over the lease term in other income.

Lessee

The Company entered into lease agreements as lessee to lease equipment from the third party and buildings from the related parties and third parties for its subsidiaries’ operations.

The Company accounts for those equipment leases in accordance with ASC 842. The primary accounting provisions the Company uses to classify transactions as financing leases or operating leases are (i) the lease transfers ownership of the underlying asset to the lessee by the end of the lease term and (ii) the lease grants the lessee an option to purchase the underlying asset that the Company is reasonably certain to exercise. The equipment leases included those two terms, and the Company believes that the equipment leases should be classified as finance leases.

The Company accounts for those building leases in accordance with ASC 842. The Company believes that the building leases agreements do not contain nor meet any of the five primary accounting provisions the Company uses to classify transactions as finance leases. The building leases are classified as operating leases.

Finance and operating lease right-of-use (“ROU”) assets and lease liabilities are recognized at the commencement date based on the present value of lease payments over the lease term. Since the implicit rate for the Company’s leases is not readily determinable, the Company uses its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The incremental borrowing rate is the rate of interest that the Company would have to pay to borrow, on a collateralized basis, an amount equal to the lease payments, in a similar economic environment and over a similar term.

Lease terms used to calculate the present value of lease payments generally include periods covered by  options to extend, or renew the lease, as the Company has reasonable certainty at lease inception that these options will be exercised, and periods covered by options to terminate the lease, as the Company has reasonable certainty at lease inception that these options will not be exercised. The Company generally considers the economic life of its finance or operating lease ROU assets to be comparable to the useful life of similar owned assets. The Company has elected the short-term lease exception, therefore operating lease ROU assets and liabilities do not include leases with a lease term of twelve months or less. Its leases generally do not provide a residual guarantee. The finance or operating lease ROU asset also excludes lease incentives. Lease expense is recognized on a straight-line basis over the lease term for operating lease. Meanwhile, the Company recognizes the finance leases ROU assets and interest on an amortized cost basis. The amortization of finance ROU assets is recognized on an accretion basis as amortization expense, while the lease liability is increased to reflect interest on the liability and decreased to reflect the lease payments made during the period. Interest expense on the lease liability is determined each period during the lease term as the amount that results in a constant periodic interest rate of the office equipment on the remaining balance of the liability.

The Company reviews the impairment of its ROU assets consistent with the approach applied for its other long-lived assets. The Company reviews the recoverability of its long-lived assets when events or changes in circumstances occur that indicate that the carrying value of the asset may not be recoverable. The assessment of possible impairment is based on its ability to recover the carrying value of the asset from the expected undiscounted future pre-tax cash flows of the related operations. The Company has elected to include the carrying amount of operating lease liabilities in any tested asset group and includes the associated operating lease payments in the undiscounted future pre-tax cash flows. For the years ended December 31, 2024 and 2023, the Company did not recognize impairment loss on its finance and operating lease ROU assets.